Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Rent expense, gross	$ 20,123,000	$ 19,445,000	$ 23,109,000
Sublease income	(213,000)	(1,974,000)	(3,365,000)
Rent expense, net	$ 19,910,000	$ 17,471,000	$ 19,744,000